MML SERIES INVESTMENT FUND II
MML Invesco Discovery Large Cap Fund
Supplement dated November 14, 2025 to the
Prospectus dated April 25, 2025 and the
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
The language stating that the Fund is not currently available is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLIIPRO-25-01
DL-25-01

MML SERIES INVESTMENT FUND II
MML Invesco Discovery Mid Cap Fund
Supplement dated November 14, 2025 to the
Prospectus dated April 25, 2025 and the
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The language stating that the Fund is not currently available is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLIIPRO-25-02
DM-25-01

MML SERIES INVESTMENT FUND II
MML iShares® 60/40 Allocation Fund
Supplement dated November 14, 2025 to the
Prospectus dated April 25, 2025 and the
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Fund’s name is hereby changed to the MML VIP BlackRock iShares® 60/40 Allocation Fund*.
* iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLIIPRO-25-03
iS60/40ALLOC-25-01

MML SERIES INVESTMENT FUND II
MML iShares® 80/20 Allocation Fund
Supplement dated November 14, 2025 to the
Prospectus dated April 25, 2025 and the
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Fund’s name is hereby changed to the MML VIP BlackRock iShares® 80/20 Allocation Fund*.
* iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLIIPRO-25-04
iS80/20ALLOC-25-01

MML SERIES INVESTMENT FUND II
MML Small Cap Equity Fund
Supplement dated November 14, 2025 to the
Prospectus dated April 25, 2025 and the
Summary Prospectus dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The Fund’s name is hereby changed to the MML VIP Invesco Small Cap Equity Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLIIPRO-25-05
SCE-25-01

MML SERIES INVESTMENT FUND II
MML iShares® 60/40 Allocation Fund
MML iShares® 80/20 Allocation Fund
MML Small Cap Equity Fund
Supplement dated November 14, 2025 to the
Statement of Additional Information dated April 25, 2025
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The MML iShares® 60/40 Allocation Fund’s name is hereby changed to the MML VIP BlackRock iShares® 60/40 Allocation Fund*.
The MML iShares® 80/20 Allocation Fund’s name is hereby changed to the MML VIP BlackRock iShares® 80/20 Allocation Fund*.
The MML Small Cap Equity Fund’s name is hereby changed to the MML VIP Small Cap Equity Fund.
* iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MMLIISAI-25-02